T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 49.1%			Capital One
			2.25%, 9/13/21	470	461
Financial Institutions 17.2%			Capital One Financial
			2.40%, 10/30/20	575	574
Banking 12.7%			Capital One Financial
ABN AMRO Bank, FRN,			2.50%, 5/12/20	250	250
3M USD LIBOR + 0.57%, 2.208%,			Capital One Financial
8/27/21 (1)	1,105	1,069	3.20%, 1/30/23	490	485
American Express			Capital One Financial
3.00%, 2/22/21	780	778	3.50%, 6/15/23	350	349
Banco Santander			Capital One Financial
2.50%, 12/15/20 (1)	1,285	1,287	3.90%, 1/29/24	360	366
Banco Santander, FRN,			Citibank
3M USD LIBOR + 1.12%, 2.968%,			2.125%, 10/20/20	1,080	1,081
4/12/23	600	568	Citibank, VR,
Banco Santander Mexico Institucion			2.844%, 5/20/22 (2)	890	895
De Banca Multiple Grupo			Citigroup
Financiero Santand			2.90%, 12/8/21	990	999
4.125%, 11/9/22	1,200	1,172	Citigroup, VR,
Bank of America			2.312%, 11/4/22 (2)	825	823
2.503%, 10/21/22	435	439	Citizens Bank
Bank of America			2.25%, 10/30/20	250	249
2.625%, 4/19/21	535	538	Citizens Bank
Bank of America, FRN,			2.55%, 5/13/21	390	390
3M USD LIBOR + 0.65%, 1.866%,			Citizens Bank
6/25/22	590	576	3.25%, 2/14/22	435	441
Bank of America, FRN,			Cooperatieve Rabobank
3M USD LIBOR + 0.38%, 2.186%,			3.95%, 11/9/22	935	934
1/23/22	610	580	Credit Agricole, FRN,
Bank of America, FRN,			3M USD LIBOR + 1.02%, 2.821%,
3M USD LIBOR + 1.16%, 2.979%,			4/24/23 (1)	470	420
1/20/23	995	930	Credit Suisse
Bank of Montreal, FRN,			2.10%, 11/12/21	920	915
3M USD LIBOR + 0.46%, 2.308%,			Danske Bank
4/13/21	730	703	5.00%, 1/12/22 (1)	670	682
Banque Federative du Credit Mutuel			Danske Bank, VR,
2.125%, 11/21/22 (1)	900	875	3.001%, 9/20/22 (1)(2)	955	938
Banque Federative du Credit Mutuel			Deutsche Bank
2.20%, 7/20/20 (1)	625	624	2.95%, 8/20/20	595	578
Barclays, FRN,			Deutsche Bank
3M USD LIBOR + 1.625%, 3.459%,			3.15%, 1/22/21	760	749
1/10/23	475	456	Deutsche Bank
Barclays Bank			3.375%, 5/12/21	100	96
2.65%, 1/11/21	665	670	Deutsche Bank, FRN,
BDO Unibank			3M USD LIBOR + 1.29%, 3.041%,
2.95%, 3/6/23	1,200	1,191	2/4/21	610	586
BPCE, FRN,			Discover Bank
3M USD LIBOR + 1.22%, 2.903%,			3.10%, 6/4/20	310	310
5/22/22 (1)	400	395	Discover Bank
Capital One			7.00%, 4/15/20	1,555	1,557
2.15%, 9/6/22	765	746

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

First Niagara Financial Group			Standard Chartered, FRN,
7.25%, 12/15/21	370	379	3M USD LIBOR + 1.15%, 2.969%,
Goldman Sachs Group			1/20/23 (1)	635	613
5.75%, 1/24/22	1,210	1,285	Standard Chartered, VR,
Goldman Sachs Group			2.744%, 9/10/22 (1)(2)	545	538
6.00%, 6/15/20	90	91	State Street, VR,
Goldman Sachs Group, FRN,			2.825%, 3/30/23 (1)(2)	120	121
3M USD LIBOR + 0.78%, 2.557%,			Svenska Handelsbanken
10/31/22	750	722	3.35%, 5/24/21	760	769
Goldman Sachs Group, FRN,			Swedbank
3M USD LIBOR + 1.11%, 2.904%,			2.65%, 3/10/21 (1)	1,405	1,412
4/26/22	750	731	Synchrony Financial
HSBC Holdings, FRN,			2.85%, 7/25/22	2,217	2,111
3M USD LIBOR + 0.60%, 2.292%,			Synchrony Financial
5/18/21	805	779	3.75%, 8/15/21	770	758
ING Groep, FRN,			Truist Bank
3M USD LIBOR + 1.15%, 2.525%,			1.25%, 3/9/23	1,590	1,540
3/29/22	480	470	Truist Bank
JPMorgan Chase			2.80%, 5/17/22	690	699
4.25%, 10/15/20	275	278	Truist Financial
KeyBank			2.15%, 2/1/21	860	859
3.30%, 2/1/22	440	449	UBS Group
Mitsubishi UFJ Financial Group			2.95%, 9/24/20 (1)	1,015	1,016
3.218%, 3/7/22	820	832	UBS Group, FRN,
Mitsubishi UFJ Financial Group,			3M USD LIBOR + 1.22%, 2.903%,
FRN,			5/23/23 (1)	590	556
3M USD LIBOR + 0.65%, 2.444%,			US Bank, FRN,
7/26/21	280	261	3M USD LIBOR + 0.32%, 2.114%,
Mitsubishi UFJ Financial Group,			4/26/21	1,080	1,067
FRN,			Wells Fargo
3M USD LIBOR + 0.92%, 2.599%,			2.55%, 12/7/20	70	70
2/22/22	570	547	Wells Fargo
Mitsubishi UFJ Financial Group,			3.50%, 3/8/22	470	478
FRN,			Wells Fargo Bank, VR,
3M USD LIBOR + 0.86%, 2.654%,			2.082%, 9/9/22 (2)	700	697
7/26/23	460	430
Morgan Stanley			Wells Fargo Bank, VR,
2.75%, 5/19/22	690	698	3.325%, 7/23/21 (2)	1,335	1,335
Morgan Stanley					55,474
5.50%, 7/24/20	355	358
PNC Bank			Brokerage Asset Managers Exchanges 0.1%
2.45%, 11/5/20	650	657	Charles Schwab, FRN,
Regions Bank, FRN,			3M USD LIBOR + 0.32%, 2.016%,
3M USD LIBOR + 0.50%, 2.207%,			5/21/21	680	668
8/13/21	285	285			668
Regions Bank, FRN,
3M USD LIBOR + 0.38%, 2.289%,			Finance Companies 2.0%
4/1/21	980	962	AerCap Ireland Capital
Regions Bank, VR,			3.95%, 2/1/22	785	684
3.374%, 8/13/21 (2)	1,120	1,126	AerCap Ireland Capital
Santander UK			4.45%, 12/16/21	660	592
2.10%, 1/13/23	795	770
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

AerCap Ireland Capital			Humana
4.625%, 10/30/20	440	429	2.90%, 12/15/22	120	118
Air Lease			Humana
2.25%, 1/15/23	515	435	3.15%, 12/1/22	220	218
Air Lease			Humana
2.50%, 3/1/21	200	182	3.85%, 10/1/24	40	41
Air Lease			Lincoln National
3.50%, 1/15/22	390	355	4.00%, 9/1/23	195	198
Avolon Holdings Funding			Marsh & McLennan
2.875%, 2/15/25 (1)	615	468	3.50%, 12/29/20	535	535
Avolon Holdings Funding			Marsh & McLennan
3.625%, 5/1/22 (1)	955	852	3.875%, 3/15/24	505	514
Avolon Holdings Funding			New York Life Global Funding, FRN,
3.95%, 7/1/24 (1)	190	153	3M USD LIBOR + 0.32%, 2.057%,
Avolon Holdings Funding			8/6/21 (1)	850	834
5.125%, 10/1/23 (1)	810	680	Reinsurance Group of America
GE Capital International Funding			5.00%, 6/1/21	90	93
2.342%, 11/15/20	2,760	2,748	Trinity Acquisition
Park Aerospace Holdings			3.50%, 9/15/21	450	438
5.25%, 8/15/22 (1)	535	471			7,389
SMBC Aviation Capital Finance
3.55%, 4/15/24 (1)	235	251	Real Estate Investment Trusts 0.4%
SMBC Aviation Capital Finance			Brixmor Operating Partnership
4.125%, 7/15/23 (1)	200	210	3.875%, 8/15/22	115	109
		8,510	Highwoods Realty
			3.625%, 1/15/23	360	358
Financial Other 0.3%			Starwood Property Trust
DAE Funding			3.625%, 2/1/21	1,070	998
5.25%, 11/15/21 (1)	1,360	1,244	Ventas Realty
		1,244	3.10%, 1/15/23	125	123
					1,588
Insurance 1.7%
AIA Group, FRN,			Total Financial Institutions		74,873
3M USD LIBOR + 0.52%, 1.636%,			Industrial 28.7%
9/20/21 (1)	890	878
AIG Global Funding			Basic Industry 0.9%
2.30%, 7/1/22 (1)	440	437	Anglo American Capital
AIG Global Funding			3.75%, 4/10/22 (1)	200	197
3.35%, 6/25/21 (1)	525	529	Anglo American Capital
American International Group			4.125%, 9/27/22 (1)	430	422
4.875%, 6/1/22	485	501	DuPont de Nemours
American International Group			3.766%, 11/15/20	765	767
6.40%, 12/15/20	260	267	International Flavors & Fragrances
Anthem			3.40%, 9/25/20	285	286
2.50%, 11/21/20	475	473	LyondellBasell Industries
Aon			6.00%, 11/15/21	1,060	1,081
2.20%, 11/15/22	265	262	POSCO
Aon			2.375%, 11/12/22 (1)	1,175	1,180
2.80%, 3/15/21	970	957
Aon
5.00%, 9/30/20	95	96
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Southern Copper			Roper Technologies
5.375%, 4/16/20	145	144	3.65%, 9/15/23	195	201

		4,077	Vulcan Materials, FRN,
			3M USD LIBOR + 0.60%, 1.341%,
Capital Goods 3.0%			6/15/20	520	519
3 M			Vulcan Materials, FRN,
2.65%, 4/15/25	75	77	3M USD LIBOR + 0.65%, 2.23%,
Boral Finance			3/1/21	1,130	1,084
3.00%, 11/1/22 (1)	100	101			12,975
Carrier Global
2.242%, 2/15/25 (1)	1,125	1,085	Communications 2.5%
Caterpillar Financial Services			Charter Communications Operating
2.95%, 2/26/22	740	753	3.579%, 7/23/20	920	918
Caterpillar Financial Services, FRN,			Charter Communications Operating
3M USD LIBOR + 0.28%, 1.279%,			4.464%, 7/23/22	2,175	2,248
9/7/21	415	408	Charter Communications Operating
CNH Industrial Capital			4.908%, 7/23/25	1,305	1,382
3.875%, 10/15/21	680	657	Comcast
CNH Industrial Capital			3.70%, 4/15/24	645	693
4.375%, 11/6/20	1,775	1,803	Crown Castle International
General Dynamics, FRN,			2.25%, 9/1/21	385	378
3M USD LIBOR + 0.38%, 2.111%,			Crown Castle International
5/11/21	380	371	3.40%, 2/15/21	600	592
General Electric			Crown Castle Towers
2.70%, 10/9/22	700	688	3.72%, 7/15/23 (1)	385	387
General Electric			Fox
3.15%, 9/7/22	355	356	3.05%, 4/7/25	115	115
General Electric			Fox
3.45%, 5/15/24	340	340	3.666%, 1/25/22	180	184
General Electric			Fox
4.65%, 10/17/21	490	504	4.03%, 1/25/24	215	223
General Electric			Interpublic Group
5.30%, 2/11/21	85	86	3.50%, 10/1/20	205	204
Martin Marietta Materials, FRN,			RELX Capital
3M USD LIBOR + 0.65%, 2.333%,			3.50%, 3/16/23	400	417
5/22/20	215	214	SBA Tower Trust
Northrop Grumman			2.836%, 1/15/25 (1)	630	605
2.55%, 10/15/22	500	500	SBA Tower Trust
Otis Worldwide			3.168%, 4/11/22 (1)	235	237
2.056%, 4/5/25 (1)	650	639	SBA Tower Trust
Republic Services			3.448%, 3/15/23 (1)	620	626
2.50%, 8/15/24	540	545	Verizon Communications
Roper Technologies			3.376%, 2/15/25	290	311
2.35%, 9/15/24	230	224	Verizon Communications
Roper Technologies			5.15%, 9/15/23	470	525
2.80%, 12/15/21	520	521	Vodafone Group
Roper Technologies			3.75%, 1/16/24	465	476
3.00%, 12/15/20	345	346	WPP Finance 2010
Roper Technologies			3.625%, 9/7/22	195	194

3.125%, 11/15/22	945	953			10,715

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			Harley-Davidson Financial Services
Consumer Cyclical 6.0%			4.05%, 2/4/22 (1)	815	798
AutoZone			Harley-Davidson Financial Services,
3.625%, 4/15/25	295	300	FRN,
BMW U. S. Capital, FRN,			3M USD LIBOR + 0.50%, 2.196%,
3M USD LIBOR + 0.50%, 2.207%,			5/21/20 (1)	550	550
8/13/21 (1)	575	551	Harley-Davidson Financial Services,
BMW U. S. Capital, FRN,			FRN,
3M USD LIBOR + 0.41%, 2.258%,			3M USD LIBOR + 0.94%, 2.52%,
4/12/21 (1)	770	749	3/2/21 (1)	695	699
Daimler Finance North America			Hyundai Capital America
1.75%, 3/10/23 (1)	1,085	1,020	2.375%, 2/10/23 (1)	1,170	1,104
Daimler Finance North America			Hyundai Capital America
2.30%, 2/12/21 (1)	1,090	1,065	2.45%, 6/15/21 (1)	455	448
Dollar Tree, FRN,			Hyundai Capital America
3M USD LIBOR + 0.70%, 2.536%,			2.85%, 11/1/22 (1)	326	315
4/17/20	289	289	Hyundai Capital America
DR Horton			3.00%, 6/20/22 (1)	670	632
2.55%, 12/1/20	365	364	Hyundai Capital America
eBay			3.95%, 2/1/22 (1)	835	847
2.15%, 6/5/20	540	538	JD. com
Expedia Group			3.125%, 4/29/21	1,610	1,613
5.95%, 8/15/20	233	229	McDonald's
Ford Motor Credit			1.45%, 9/1/25	365	349
3.087%, 1/9/23	745	670	McDonald's
Ford Motor Credit			3.35%, 4/1/23	445	460
3.35%, 11/1/22	885	825	NIKE
Ford Motor Credit			2.40%, 3/27/25	155	161
3.47%, 4/5/21	290	278	Nissan Motor Acceptance
Ford Motor Credit			2.15%, 9/28/20 (1)	755	756
3.813%, 10/12/21	320	306	Nissan Motor Acceptance
Ford Motor Credit			3.65%, 9/21/21 (1)	295	289
5.875%, 8/2/21	200	196	O'Reilly Automotive
Ford Motor Credit, FRN,			3.80%, 9/1/22	285	288
3M USD LIBOR + 0.93%, 2.134%,			PACCAR Financial
9/24/20	1,340	1,259	3.10%, 5/10/21	865	864
General Motors			QVC
4.875%, 10/2/23	440	392	4.375%, 3/15/23	420	403
General Motors Financial			QVC
2.90%, 2/26/25	1,190	1,018	5.125%, 7/2/22	850	706
General Motors Financial			Starbucks
3.20%, 7/13/20	1,080	1,075	2.70%, 6/15/22	295	299
General Motors Financial			Target
3.20%, 7/6/21	240	225	2.25%, 4/15/25	345	351
General Motors Financial			TJX
4.20%, 3/1/21	60	58	3.50%, 4/15/25	465	475
General Motors Financial, FRN,			Volkswagen Group of America
3M USD LIBOR + 0.85%, 2.728%,			Finance
4/9/21	515	495	2.50%, 9/24/21 (1)	200	195
Harley-Davidson Financial Services
2.55%, 6/9/22 (1)	240	234

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Volkswagen Group of America			Bristol-Myers Squibb
Finance			2.75%, 2/15/23 (1)	435	442
2.70%, 9/26/22 (1)	415	398	Bristol-Myers Squibb
Volkswagen Group of America			2.875%, 2/19/21 (1)	800	806
Finance			Bristol-Myers Squibb
3.875%, 11/13/20 (1)	685	682	2.90%, 7/26/24 (1)	610	640
Walgreen			Bristol-Myers Squibb
3.10%, 9/15/22	265	265	3.25%, 2/20/23 (1)	135	139
		26,083	Bristol-Myers Squibb
			3.55%, 8/15/22 (1)	430	445
Consumer Non-Cyclical 8.8%			Bristol-Myers Squibb
AbbVie			3.625%, 5/15/24 (1)	115	122
2.30%, 5/14/21	640	640	Bunge Finance
AbbVie			3.00%, 9/25/22	1,675	1,652
2.60%, 11/21/24 (1)	1,760	1,762	Bunge Finance
AbbVie			3.50%, 11/24/20	1,745	1,761
2.90%, 11/6/22	1,120	1,135	Bunge Finance
AbbVie			4.35%, 3/15/24	80	82
3.20%, 11/6/22	120	123	Cardinal Health
Allergan Finance			2.616%, 6/15/22	140	140
3.25%, 10/1/22	115	115	Cardinal Health
Allergan Funding			3.079%, 6/15/24	445	441
3.45%, 3/15/22	375	374	Cardinal Health
Altria Group			3.20%, 3/15/23	460	459
3.49%, 2/14/22	673	683	Cardinal Health
Altria Group			3.50%, 11/15/24	540	556
3.80%, 2/14/24	920	926	Cigna
AmerisourceBergen			3.00%, 7/15/23 (1)	455	458
3.50%, 11/15/21	440	443	Cigna
Archer-daniels-midland			3.40%, 9/17/21	255	258
2.75%, 3/27/25	175	179	Cigna
BAT Capital			3.75%, 7/15/23	472	486
2.764%, 8/15/22	2,253	2,214	Cigna
Baxalta			3.90%, 2/15/22 (1)	350	361
3.60%, 6/23/22	190	199	Cigna
Bayer U. S. Finance II			4.125%, 9/15/20 (1)	515	518
3.50%, 6/25/21 (1)	450	451	Cigna, FRN,
Bayer U. S. Finance II, FRN,			3M USD LIBOR + 0.65%, 1.493%,
3M USD LIBOR + 0.63%, 1.846%,			9/17/21	455	437
6/25/21 (1)	850	822	CK Hutchison International 17 II
Becton Dickinson & Company			2.75%, 3/29/23	950	958
2.404%, 6/5/20	785	783	Conagra Brands, FRN,
Becton Dickinson & Company			3M USD LIBOR + 0.75%, 2.552%,
2.894%, 6/6/22	1,172	1,172	10/22/20	165	163
Becton Dickinson & Company, FRN,			CVS Health
3M USD LIBOR + 0.875%, 2.25%,			2.625%, 8/15/24	210	209
12/29/20	236	228	CVS Health
Biogen			3.35%, 3/9/21	494	497
2.90%, 9/15/20	445	446	CVS Health
Bristol-Myers Squibb			3.70%, 3/9/23	1,445	1,498
2.60%, 5/16/22 (1)	300	306

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CVS Health, FRN,			Energy Transfer Operating
3M USD LIBOR + 0.72%, 1.719%,			4.25%, 3/15/23	440	399
3/9/21	475	463	Energy Transfer Operating
EMD Finance			5.875%, 1/15/24	1,515	1,472
2.95%, 3/19/22 (1)	275	277	Eni, Series X-R
Express Scripts Holding, FRN,			4.00%, 9/12/23 (1)	270	268
3M USD LIBOR + 0.75%, 2.33%,			Enterprise Products Operating
11/30/20	1,100	1,084	2.80%, 2/15/21	720	716
General Mills, FRN,			Enterprise Products Operating
3M USD LIBOR + 0.54%, 2.383%,			3.50%, 2/1/22	715	728
4/16/21	670	660	EOG Resources
Hasbro			2.625%, 3/15/23	184	180
2.60%, 11/19/22	565	557	EQT
Hasbro			3.00%, 10/1/22	1,375	1,148
3.00%, 11/19/24	760	770	EQT
Imperial Brands Finance			4.875%, 11/15/21	172	138
2.95%, 7/21/20 (1)	265	264	Marathon Oil
Imperial Brands Finance			2.80%, 11/1/22	1,222	938
3.75%, 7/21/22 (1)	1,145	1,145	MPLX, FRN,
Keurig Dr Pepper			3M USD LIBOR + 0.90%, 1.899%,
3.551%, 5/25/21	670	677	9/9/21	175	175
Kraft Heinz Foods			MPLX, FRN,
3.50%, 6/6/22	620	610	3M USD LIBOR + 1.10%, 2.099%,
McKesson			9/9/22	540	541
3.65%, 11/30/20	965	966	Occidental Petroleum
Pernod Ricard			2.60%, 8/13/21	615	492
4.45%, 1/15/22 (1)	765	787	Occidental Petroleum
Perrigo Finance Unlimited			2.70%, 8/15/22	580	413
3.50%, 12/15/21	600	614	Phillips 66, FRN,
Perrigo Finance Unlimited			3M USD LIBOR + 0.60%, 2.247%,
3.90%, 12/15/24	1,175	1,131	2/26/21	495	463
Shire Acquisitions Investments			Sabine Pass Liquefaction
Ireland			5.625%, 2/1/21	1,885	1,847
2.875%, 9/23/23	80	82	Sabine Pass Liquefaction
Takeda Pharmaceutical			6.25%, 3/15/22	1,475	1,431
4.00%, 11/26/21	1,120	1,135	Schlumberger Holdings
Tyson Foods			3.75%, 5/1/24 (1)	440	415
2.25%, 8/23/21	405	403	Western Midstream Operating
		38,154	4.00%, 7/1/22	1,155	745
			Williams
Energy 4.0%			3.35%, 8/15/22	140	133
Aker BP			Williams
3.00%, 1/15/25 (1)	625	495	3.70%, 1/15/23	1,410	1,303

Cenovus Energy					17,142
3.00%, 8/15/22	790	565
Columbia Pipeline Group			Technology 2.9%
3.30%, 6/1/20	785	783	Amphenol
Diamondback Energy			2.05%, 3/1/25	550	524
2.875%, 12/1/24	1,715	1,218	Apple
Energy Transfer Operating			2.40%, 5/3/23	470	488
2.90%, 5/15/25	160	136

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Avnet			Penske Truck Leasing
3.75%, 12/1/21	545	555	3.30%, 4/1/21 (1)	680	683
Baidu			Penske Truck Leasing
2.875%, 7/6/22	570	570	3.65%, 7/29/21 (1)	160	160
Baidu			Union Pacific
3.50%, 11/28/22	495	504	3.20%, 6/8/21	830	838
Broadcom			United Airlines PTT, Series 2019-2,
3.00%, 1/15/22	1,040	1,030	Class B
Equifax			3.50%, 5/1/28	260	272
2.30%, 6/1/21	690	670			2,779
Equifax
3.60%, 8/15/21	390	384	Total Industrial		124,610
Equifax, FRN,			Utility 3.2%
3M USD LIBOR + 0.87%, 2.562%,
8/15/21	420	422	Electric 2.6%
Fiserv			American Electric Power
2.75%, 7/1/24	1,145	1,138	3.65%, 12/1/21	125	121
Global Payments			CenterPoint Energy
2.65%, 2/15/25	485	478	3.60%, 11/1/21	315	314
International Business Machines			Dominion Energy
2.50%, 1/27/22	330	338	2.579%, 7/1/20	1,661	1,659
International Business Machines			Duke Energy
2.85%, 5/13/22	510	524	3.55%, 9/15/21	225	227
International Business Machines			Edison International
2.875%, 11/9/22	100	103	2.125%, 4/15/20	805	805
Jabil			Edison International
5.625%, 12/15/20	350	359	3.125%, 11/15/22	415	430
Microchip Technology			Enel Finance International
3.922%, 6/1/21	1,395	1,351	2.875%, 5/25/22 (1)	1,195	1,156
NXP			Enel Finance International
3.875%, 9/1/22 (1)	440	428	4.25%, 9/14/23 (1)	585	599
NXP			FirstEnergy
4.125%, 6/1/21 (1)	450	454	2.85%, 7/15/22	585	583
NXP			NextEra Energy Capital Holdings,
4.625%, 6/1/23 (1)	750	766	FRN,
Oracle			3M USD LIBOR + 0.55%, 2.163%,
2.50%, 4/1/25	790	807	8/28/21	890	889
Panasonic			NRG Energy
2.536%, 7/19/22 (1)	475	466	3.75%, 6/15/24 (1)	385	381
Texas Instruments			PNM Resources
1.375%, 3/12/25	330	326	3.25%, 3/9/21	690	692
		12,685	San Diego Gas & Electric
			1.914%, 2/1/22	77	77
Transportation 0.6%			Sinosing Services Pte
American Airlines PTT, Series 2017-			2.25%, 2/20/25	1,400	1,391
2, Class B			Southern
3.70%, 10/15/25	471	419	2.35%, 7/1/21	210	210
Delta Air Lines			Vistra Operations
2.60%, 12/4/20	280	267	3.55%, 7/15/24 (1)	1,930	1,817
Penske Truck Leasing
3.20%, 7/15/20 (1)	140	140			11,351
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			AmeriCredit Automobile
Natural Gas 0.6%			Receivables Trust, Series
CenterPoint Energy Resources			2017-1, Class D
4.50%, 1/15/21	445	449	3.13%, 1/18/23	925	913
Sempra Energy			AmeriCredit Automobile
2.85%, 11/15/20	1,135	1,131	Receivables Trust, Series
Sempra Energy			2017-3, Class B
2.875%, 10/1/22	390	384	2.24%, 6/19/23	265	263
Sempra Energy, FRN,			AmeriCredit Automobile
3M USD LIBOR + 0.50%, 2.331%,			Receivables Trust, Series
1/15/21	740	699	2017-3, Class C
			2.69%, 6/19/23	280	277
		2,663	AmeriCredit Automobile
Total Utility		14,014	Receivables Trust, Series
Total Corporate Bonds			2017-3, Class D
(Cost $219,880)		213,497	3.18%, 7/18/23	970	963
			AmeriCredit Automobile
			Receivables Trust, Series
ASSET-BACKED SECURITIES 15.8%			2018-1, Class D
			3.82%, 3/18/24	1,195	1,158
Car Loan 7.2%			AmeriCredit Automobile
Ally Auto Receivables Trust,			Receivables Trust, Series
Series 2017-2, Class C			2018-3, Class A3
2.46%, 9/15/22	505	503	3.38%, 7/18/23	1,120	1,123
Ally Auto Receivables Trust,			AmeriCredit Automobile
Series 2017-2, Class D			Receivables Trust, Series
2.93%, 11/15/23	135	135	2019-3, Class B
Ally Master Owner Trust, Series			2.13%, 7/18/25	690	704
2018-2, Class A			AmeriCredit Automobile
3.29%, 5/15/23	945	954	Receivables Trust, Series
AmeriCredit Automobile			2020-1, Class C
Receivables Trust, Series			1.59%, 10/20/25	435	406
2016-1, Class C			AmeriCredit Automobile
2.89%, 1/10/22	185	185	Receivables Trust, Series
AmeriCredit Automobile			2020-1, Class D
Receivables Trust, Series			1.80%, 12/18/25	415	386
2016-3, Class C			ARI Fleet Lease Trust, Series
2.24%, 4/8/22	554	549	2017-A, Class A2
AmeriCredit Automobile			1.91%, 4/15/26 (1)	16	16
Receivables Trust, Series			ARI Fleet Lease Trust, Series
2016-3, Class D			2018-A, Class A2
2.71%, 9/8/22	545	524	2.55%, 10/15/26 (1)	223	222
AmeriCredit Automobile			ARI Fleet Lease Trust, Series
Receivables Trust, Series			2020-A, Class B
2016-4, Class D			2.06%, 11/15/28 (1)	475	475
2.74%, 12/8/22	1,365	1,345	Avis Budget Rental Car Funding
AmeriCredit Automobile			AESOP, Series 2015-1A, Class
Receivables Trust, Series			A
2017-1, Class C			2.50%, 7/20/21 (1)	400	399
2.71%, 8/18/22	225	223	Avis Budget Rental Car Funding
			AESOP, Series 2015-2A, Class
			A
			2.63%, 12/20/21 (1)	935	927
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Avis Budget Rental Car Funding			Enterprise Fleet Financing,
AESOP, Series 2017-1A,			Series 2019-1, Class A2
Class B			2.98%, 10/20/24 (1)	345	345
3.41%, 9/20/23 (1)	390	379	Enterprise Fleet Financing,
Avis Budget Rental Car Funding			Series 2019-3, Class A2
AESOP, Series 2017-2A,			2.06%, 5/20/25 (1)	530	528
Class B			Ford Credit Floorplan Master
3.33%, 3/20/24 (1)	720	695	Owner Trust, Series 2017-2,
Avis Budget Rental Car Funding			Class B
AESOP, Series 2018-2A,			2.34%, 9/15/22	2,260	2,212
Class C			GM Financial Automobile
4.95%, 3/20/25 (1)	260	169	Leasing Trust, Series 2017-3,
Avis Budget Rental Car Funding			Class C
AESOP, Series 2019-1A,			2.73%, 9/20/21	200	200
Class B			GM Financial Automobile
3.70%, 3/20/23 (1)	646	634	Leasing Trust, Series 2018-1,
Avis Budget Rental Car Funding			Class C
AESOP, Series 2019-2A,			3.11%, 12/20/21	295	295
Class A			GM Financial Automobile
3.35%, 9/22/25 (1)	475	449	Leasing Trust, Series 2018-1,
Avis Budget Rental Car Funding			Class D
AESOP, Series 2019-2A,			3.37%, 10/20/22	720	718
Class B			GM Financial Automobile
3.55%, 9/22/25 (1)	415	390	Leasing Trust, Series 2018-2,
Avis Budget Rental Car Funding			Class C
AESOP, Series 2020-1A,			3.50%, 4/20/22	325	326
Class A			GM Financial Automobile
2.33%, 8/20/26 (1)	340	299	Leasing Trust, Series 2019-1,
Capital Auto Receivables Asset			Class C
Trust, Series 2017-1, Class B			3.56%, 12/20/22	595	599
2.43%, 5/20/22 (1)	110	109	GM Financial Consumer
Capital Auto Receivables Asset			Automobile Receivables Trust,
Trust, Series 2017-1, Class C			Series 2017-3A, Class C
2.70%, 9/20/22 (1)	175	173	2.52%, 3/16/23 (1)	895	891
Capital Auto Receivables Asset			GMF Floorplan Owner Revolving
Trust, Series 2018-2, Class B			Trust, Series 2019-1, Class A
3.48%, 10/20/23 (1)	255	255	2.70%, 4/15/24 (1)	510	508
Capital Auto Receivables Asset			Hyundai Auto Receivables Trust,
Trust, Series 2018-2, Class C			Series 2017-A, Class B
3.69%, 12/20/23 (1)	320	321	2.38%, 4/17/23	220	221
CarMax Auto Owner Trust,			Hyundai Auto Receivables Trust,
Series 2017-4, Class C			Series 2019-A, Class B
2.70%, 10/16/23	150	149	2.94%, 5/15/25	460	462
Enterprise Fleet Financing,			Nissan Master Owner Trust
Series 2017-1, Class A2			Receivables, Series 2019-B,
2.13%, 7/20/22 (1)	4	4	Class A, FRN,
Enterprise Fleet Financing,			1M USD LIBOR + 0.43%,
Series 2017-3, Class A2			1.135%, 11/15/23	895	851
2.13%, 5/22/23 (1)	312	310	Santander Drive Auto
Enterprise Fleet Financing,			Receivables Trust, Series
Series 2018-2, Class A2			2016-1, Class D
3.14%, 2/20/24 (1)	381	379	4.02%, 4/15/22	358	358

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Santander Drive Auto			World Omni Auto Receivables
Receivables Trust, Series			Trust, Series 2020-A, Class C
2016-3, Class C			1.64%, 8/17/26	295	286
2.46%, 3/15/22	52	51	World Omni Automobile Lease
Santander Drive Auto			Securitization Trust, Series
Receivables Trust, Series			2018-A, Class B
2017-1, Class C			3.06%, 5/15/23	200	197
2.58%, 5/16/22	20	20
Santander Drive Auto					31,541
Receivables Trust, Series			Credit Card 0.7%
2018-1, Class C			Synchrony Card Funding, Series
2.96%, 3/15/24	185	184	2019-A2, Class A
Santander Drive Auto			2.34%, 6/15/25	1,195	1,179
Receivables Trust, Series			Synchrony Card Issuance Trust,
2018-2, Class C			Series 2018-A1, Class A
3.35%, 7/17/23	295	294	3.38%, 9/15/24	1,075	1,078
Santander Drive Auto			Synchrony Credit Card Master
Receivables Trust, Series			Note Trust, Series 2016-2,
2018-4, Class B			Class C
3.27%, 1/17/23	356	356	2.95%, 5/15/24	815	813
Santander Drive Auto
Receivables Trust, Series					3,070
2019-1, Class B			Other Asset-Backed Securities 5.5%
3.21%, 9/15/23	265	265
Santander Drive Auto			Allegro III, Series 2015-1A, Class
Receivables Trust, Series			AR, CLO, FRN,
2019-2, Class B			3M USD LIBOR + 0.84%,
2.79%, 1/16/24	390	386	2.634%, 7/25/27 (1)	512	505
Santander Drive Auto			Applebee's Funding, Series
Receivables Trust, Series			2019-1A, Class A2I
2019-3, Class B			4.194%, 6/7/49 (1)	430	391
2.28%, 9/15/23	690	674	Ascentium Equipment
Santander Retail Auto Lease			Receivables Trust, Series
Trust, Series 2017-A, Class C			2017-1A, Class A3
2.96%, 11/21/22 (1)	240	240	2.29%, 6/10/21 (1)	71	70
Santander Retail Auto Lease			Barings, Series 2013-IA, Class
Trust, Series 2019-A, Class B			AR, CLO, FRN,
3.01%, 5/22/23 (1)	505	508	3M USD LIBOR + 0.80%,
			2.619%, 1/20/28 (1)	1,125	1,093
Santander Retail Auto Lease			BlueMountain, Series 2015-2A,
Trust, Series 2019-C, Class B
2.17%, 11/20/23 (1)	310	304	Class A1R, CLO, FRN,
			3M USD LIBOR + 0.93%,
Santander Retail Auto Lease			2.749%, 7/18/27 (1)	1,100	1,077
Trust, Series 2019-C, Class C
2.39%, 11/20/23 (1)	515	506	BRE Grand Islander Timeshare
			Issuer, Series 2019-A, Class A
Santander Retail Auto Lease			3.28%, 9/26/33 (1)	228	225
Trust, Series 2019-C, Class D
2.88%, 6/20/24 (1)	525	518	Carlyle Global Market Strategies,
			Series 2015-3A, Class A1R,
Santander Retail Auto Lease			CLO, FRN,
Trust, Series 2020-A, Class D			3M USD LIBOR + 1.00%,
2.52%, 11/20/24 (1)	435	420	2.795%, 7/28/28 (1)	1,115	1,082
World Omni Auto Receivables
Trust, Series 2019-C, Class C
2.40%, 6/15/26	460	453
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CNH Equipment Trust, Series			Madison Park Funding XVIII,
2018-A, Class B			Series 2015-18A, Class A1R,
3.47%, 10/15/25	275	274	CLO, FRN,
Cole Park, Series 2015-1A, Class			3M USD LIBOR + 1.19%,
AR, CLO, FRN,			3.009%, 10/21/30 (1)	1,175	1,122
3M USD LIBOR + 1.05%,			Magnetite XVI, Series 2015-16A,
2.869%, 10/20/28 (1)	1,120	1,096	Class AR, CLO, FRN,
Daimler Trucks Retail Trust,			3M USD LIBOR + 0.80%,
Series 2018-1, Class A4			2.619%, 1/18/28 (1)	1,510	1,482
3.03%, 11/15/24 (1)	260	260	MVW Owner Trust, Series 2013-
Daimler Trucks Retail Trust,			1A, Class A
Series 2020-1, Class A4			2.15%, 4/22/30 (1)	185	185
1.37%, 6/15/27	680	687	MVW Owner Trust, Series 2014-
Elara HGV Timeshare Issuer,			1A, Class A
Series 2014-A, Class A			2.25%, 9/22/31 (1)	24	24
2.53%, 2/25/27 (1)	13	13	MVW Owner Trust, Series 2015-
Elara HGV Timeshare Issuer,			1A, Class A
Series 2016-A, Class A			2.52%, 12/20/32 (1)	159	157
2.73%, 4/25/28 (1)	472	461	MVW Owner Trust, Series 2017-
Elara HGV Timeshare Issuer,			1A, Class A
Series 2017-A, Class A			2.42%, 12/20/34 (1)	549	534
2.69%, 3/25/30 (1)	141	138	MVW Owner Trust, Series 2017-
Elara HGV Timeshare Issuer,			1A, Class B
Series 2019-A, Class A			2.75%, 12/20/34 (1)	40	39
2.61%, 1/25/34 (1)	622	597	MVW Owner Trust, Series 2017-
Golub Capital Partners, Series			1A, Class C
2018-39A, Class A1, CLO,			2.99%, 12/20/34 (1)	66	64
FRN,			Neuberger Berman XIX, Series
3M USD LIBOR + 1.15%,			2015-19A, Class A1R2, CLO,
2.969%, 10/20/28 (1)	640	623	FRN,
GreatAmerica Leasing			3M USD LIBOR + 0.80%,
Receivables Funding, Series			2.631%, 7/15/27 (1)	1,099	1,065
2018-1, Class A3			Neuberger Berman XVI, Series
2.60%, 6/15/21 (1)	169	169	2017-16SA, Class A, CLO,
Halcyon Loan Advisors Funding,			FRN,
Series 2014-3A, Class B1R,			3M USD LIBOR + 0.85%,
CLO, FRN,			2.681%, 1/15/28 (1)	675	654
3M USD LIBOR + 1.70%,			OCP, Series 2014-7A, Class
3.502%, 10/22/25 (1)	505	491	A1RR, CLO, FRN,
Hardee's Funding, Series 2018-			3M USD LIBOR + 1.12%,
1A, Class A2I			2.939%, 7/20/29 (1)	1,750	1,682
4.25%, 6/20/48 (1)	644	618	OCP, Series 2015-10A, Class
Hilton Grand Vacations Trust,			A1R, CLO, FRN,
Series 2014-AA, Class A			3M USD LIBOR + 0.82%,
1.77%, 11/25/26 (1)	257	255	2.614%, 10/26/27 (1)	851	828
Hilton Grand Vacations Trust,			OZLM VIII, Series 2014-8A,
Series 2017-AA, Class A			Class A1RR, CLO, FRN,
2.66%, 12/26/28 (1)	134	132	3M USD LIBOR + 1.17%,
Hilton Grand Vacations Trust,			3.006%, 10/17/29 (1)	710	682
Series 2017-AA, Class B			Planet Fitness Master Issuer,
2.96%, 12/26/28 (1)	47	46	Series 2018-1A, Class A2I
			4.262%, 9/5/48 (1)	813	766

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Sierra Timeshare Receivables			Navient Private Education Refi
Funding, Series 2015-3A,			Loan Trust, Series 2019-EA,
Class A			Class A1
2.58%, 9/20/32 (1)	75	74	2.39%, 5/15/68 (1)	329	329
Sierra Timeshare Receivables			Navient Private Education Refi
Funding, Series 2016-2A,			Loan Trust, Series 2019-EA,
Class A			Class A2A
2.33%, 7/20/33 (1)	55	54	2.64%, 5/15/68 (1)	980	998
Sierra Timeshare Receivables			Navient Private Education Refi
Funding, Series 2017-1A,			Loan Trust, Series 2019-GA,
Class A			Class A
2.91%, 3/20/34 (1)	85	84	2.40%, 10/15/68 (1)	1,323	1,333
Sierra Timeshare Receivables			Navient Private Education Refi
Funding, Series 2019-1A,			Loan Trust, Series 2020-A,
Class A			Class A2A
3.20%, 1/20/36 (1)	233	231	2.46%, 11/15/68 (1)	530	536
Verizon Owner Trust, Series			Navient Private Education Refi
2017-1A, Class C			Loan Trust, Series 2020-CA,
2.65%, 9/20/21 (1)	215	214	Class A2A
Verizon Owner Trust, Series			2.15%, 11/15/68 (1)	1,610	1,607
2017-2A, Class C			Navient Student Loan Trust,
2.38%, 12/20/21 (1)	1,235	1,234	Series 2019-2A, Class A1,
Verizon Owner Trust, Series			FRN,
2017-3A, Class C			1M USD LIBOR + 0.27%,
2.53%, 4/20/22 (1)	865	836	1.217%, 2/27/68 (1)	339	336
Verizon Owner Trust, Series			Nelnet Student Loan Trust,
2018-1A, Class C			Series 2005-4, Class A4, FRN,
3.20%, 9/20/22 (1)	340	335	3M USD LIBOR + 0.18%,
Verizon Owner Trust, Series			1.375%, 3/22/32	528	495
2018-A, Class C			Nelnet Student Loan Trust,
3.55%, 4/20/23	720	698	Series 2020-1A, Class A, FRN,
Volvo Financial Equipment,			1M USD LIBOR + 0.74%,
Series 2018-1A, Class B			2.39%, 3/26/68 (1)	240	232
2.91%, 1/17/23 (1)	315	310	SLM Student Loan Trust, Series
Volvo Financial Equipment			2008-5, Class A4, FRN,
Master Owner Trust, Series			3M USD LIBOR + 1.70%,
2017-A, Class A, FRN,			3.494%, 7/25/23	148	139
1M USD LIBOR + 0.50%,			SLM Student Loan Trust, Series
1.205%, 11/15/22 (1)	175	169	2008-9, Class A, FRN,
			3M USD LIBOR + 1.50%,
		23,826	3.294%, 4/25/23	105	104
Student Loan 2.4%			SLM Student Loan Trust, Series
			2010-1, Class A, FRN,
Navient Private Education Refi			1M USD LIBOR + 0.40%,
Loan Trust, Series 2018-A,			1.347%, 3/25/25	584	555
Class A1
2.53%, 2/18/42 (1)	79	79	SMB Private Education Loan
			Trust, Series 2014-A, Class
Navient Private Education Refi			A2 A
Loan Trust, Series 2019-CA,			3.05%, 5/15/26 (1)	217	218
Class A1
2.82%, 2/15/68 (1)	534	534

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

SMB Private Education Loan			COLT Mortgage Loan Trust,
Trust, Series 2014-A, Class			Series 2018-2, Class A1, CMO,
A3, FRN,			ARM,
1M USD LIBOR + 1.50%,			3.47%, 7/27/48 (1)	375	370
2.205%, 4/15/32 (1)	965	963	COLT Mortgage Loan Trust,
SMB Private Education Loan			Series 2018-2, Class A2, CMO,
Trust, Series 2015-A, Class			ARM,
A2B, FRN,			3.542%, 7/27/48 (1)	183	180
1M USD LIBOR + 1.00%,			COLT Mortgage Loan Trust,
1.705%, 6/15/27 (1)	155	151	Series 2018-3, Class A2, CMO,
SMB Private Education Loan			ARM,
Trust, Series 2016-C, Class			3.763%, 10/26/48 (1)	146	144
A2B, FRN,			COLT Mortgage Loan Trust,
1M USD LIBOR + 1.10%,			Series 2018-4, Class A1, CMO,
1.805%, 9/15/34 (1)	721	705	ARM,
SMB Private Education Loan			4.006%, 12/28/48 (1)	272	269
Trust, Series 2018-B, Class			COLT Mortgage Loan Trust,
A2B, FRN,			Series 2019-2, Class A1, CMO,
1M USD LIBOR + 0.72%,			ARM,
1.425%, 1/15/37 (1)	1,346	1,224	3.337%, 5/25/49 (1)	304	298
		10,538	COLT Mortgage Loan Trust,
			Series 2019-3, Class A1, CMO,
Total Asset-Backed Securities			ARM,
(Cost $70,556)		68,975	2.764%, 8/25/49 (1)	762	737
			Connecticut Avenue Securities,
NON-U. S. GOVERNMENT MORTGAGE-BACKED			Series 2017-C02, Class 2ED3,
SECURITIES 13.9%			CMO, ARM,
			1M USD LIBOR + 1.35%,
			2.297%, 9/25/29	565	460
Collateralized Mortgage Obligations 10.7%			Connecticut Avenue Securities,
Angel Oak Mortgage Trust I,			Series 2017-C02, Class 2M1,
Series 2019-2, Class A1, CMO,			CMO, ARM,
ARM,			1M USD LIBOR + 1.15%,
3.628%, 3/25/49 (1)	509	512	2.097%, 9/25/29	14	14
Angel Oak Mortgage Trust I,			Connecticut Avenue Securities,
Series 2019-2, Class M1,			Series 2017-C03, Class 1M1,
CMO, ARM,			CMO, ARM,
4.065%, 3/25/49 (1)	400	376	1M USD LIBOR + 0.95%,
Bayview Mortgage Fund IVc			1.897%, 10/25/29	225	218
Trust, Series 2017-RT3, Class			Connecticut Avenue Securities,
A, CMO, ARM,			Series 2017-C04, Class 2ED2,
3.50%, 1/28/58 (1)	743	729	CMO, ARM,
Bayview Opportunity Master			1M USD LIBOR + 1.10%,
Fund IVa Trust, Series 2017-			2.047%, 11/25/29	1,095	979
SPL5, Class A, CMO, ARM,			Connecticut Avenue Securities,
3.50%, 6/28/57 (1)	644	629	Series 2017-C04, Class 2M1,
Bayview Opportunity Master			CMO, ARM,
Fund IVb Trust, Series 2017-			1M USD LIBOR + 0.85%,
SPL4, Class A, CMO, ARM,			1.797%, 11/25/29	51	51
3.50%, 1/28/55 (1)	221	219

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Connecticut Avenue Securities,			Deephaven Residential
Series 2017-C05, Class 1ED3,			Mortgage Trust, Series 2018-
CMO, ARM,			1A, Class A1, CMO, ARM,
1M USD LIBOR + 1.20%,			2.976%, 12/25/57 (1)	171	169
2.147%, 1/25/30	584	531	Deephaven Residential
Connecticut Avenue Securities,			Mortgage Trust, Series 2018-
Series 2018-C01, Class 1ED2,			3A, Class A3, CMO, ARM,
CMO, ARM,			3.963%, 8/25/58 (1)	44	43
1M USD LIBOR + 0.85%,			Deephaven Residential
1.797%, 7/25/30	975	974	Mortgage Trust, Series 2019-
Connecticut Avenue Securities,			1A, Class A1, CMO, ARM,
Series 2018-C03, Class 1M1,			3.743%, 1/25/59 (1)	522	509
CMO, ARM,			Deephaven Residential
1M USD LIBOR + 0.68%,			Mortgage Trust, Series 2019-
1.627%, 10/25/30	161	158	2A, Class A3, CMO, ARM,
Connecticut Avenue Securities			3.763%, 4/25/59 (1)	342	333
Trust, Series 2019-R04, Class			Deephaven Residential
2M1, CMO, ARM,			Mortgage Trust, Series 2019-
1M USD LIBOR + 0.75%,			2A, Class M1, CMO, ARM,
1.697%, 6/25/39 (1)	113	110	3.921%, 4/25/59 (1)	280	264
Connecticut Avenue Securities			Deephaven Residential
Trust, Series 2019-R05, Class			Mortgage Trust, Series 2019-
1M1, CMO, ARM,			3A, Class A1, CMO, ARM,
1M USD LIBOR + 0.75%,			2.964%, 7/25/59 (1)	324	310
1.697%, 7/25/39 (1)	4	4	Ellington Financial Mortgage
Connecticut Avenue Securities			Trust, Series 2019-2, Class A1,
Trust, Series 2019-R06, Class			CMO, ARM,
2M1, CMO, ARM,			2.739%, 11/25/59 (1)	394	378
1M USD LIBOR + 0.75%,			Flagstar Mortgage Trust, Series
1.697%, 9/25/39 (1)	385	375	2020-1INV, Class A11, CMO,
Connecticut Avenue Securities			ARM,
Trust, Series 2020-R01, Class			1M USD LIBOR + 0.85%,
1M1, CMO, ARM,			1.797%, 3/25/50 (1)	467	434
1M USD LIBOR + 0.80%,			Freddie Mac Whole Loan
1.747%, 1/25/40 (1)	520	497	Securities Trust, Series 2017-
Deephaven Residential			SC01, Class M1, CMO, ARM,
Mortgage Trust, Series 2017-			3.587%, 12/25/46 (1)	205	200
1A, Class A3, CMO, ARM,			Freddie Mac Whole Loan
3.485%, 12/26/46 (1)	41	40	Securities Trust, Series 2017-
Deephaven Residential			SC02, Class M1, CMO, ARM,
Mortgage Trust, Series 2017-			3.811%, 5/25/47 (1)	80	78
3A, Class A1, CMO, ARM,			FWD Securitization Trust, Series
2.577%, 10/25/47 (1)	181	181	2020-INV1, Class A1, CMO,
Deephaven Residential			ARM,
Mortgage Trust, Series 2017-			2.24%, 1/25/50 (1)	1,041	1,021
3A, Class A2, CMO, ARM,			Galton Funding Mortgage Trust,
2.711%, 10/25/47 (1)	19	19	Series 2018-1, Class A33,
Deephaven Residential			CMO, ARM,
Mortgage Trust, Series 2017-			3.50%, 11/25/57 (1)	336	332
3A, Class A3, CMO, ARM,			Galton Funding Mortgage Trust,
2.813%, 10/25/47 (1)	19	19	Series 2019-1, Class A32,
			CMO, ARM,
			4.00%, 2/25/59 (1)	261	259
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Galton Funding Mortgage Trust,			Mill City Mortgage Loan Trust,
Series 2019-H1, Class M1,			Series 2017-2, Class A1, CMO,
CMO, ARM,			ARM,
3.339%, 10/25/59 (1)	230	194	2.75%, 7/25/59 (1)	455	453
Galton Funding Mortgage Trust,			New Residential Mortgage Loan
Series 2020-H1, Class A1,			Trust, Series 2018-NQM1,
CMO, ARM,			Class A1, CMO, ARM,
2.31%, 1/25/60 (1)	442	426	3.986%, 11/25/48 (1)	680	676
Galton Funding Mortgage Trust,			New Residential Mortgage Loan
Series 2020-H1, Class M1,			Trust, Series 2019-NQM3,
CMO, ARM,			Class A1, CMO, ARM,
2.832%, 1/25/60 (1)	380	298	2.802%, 7/25/49 (1)	696	683
GS Mortgage-Backed Securities			New Residential Mortgage Loan
Trust, Series 2014-EB1A,			Trust, Series 2019-NQM3,
Class 2A1, CMO, ARM,			Class A3, CMO, ARM,
2.46%, 7/25/44 (1)	33	30	3.086%, 7/25/49 (1)	275	270
Homeward Opportunities Fund I			New Residential Mortgage Loan
Trust, Series 2018-1, Class A1,			Trust, Series 2019-NQM5,
CMO, ARM,			Class A1, CMO, ARM,
3.766%, 6/25/48 (1)	370	357	2.71%, 11/25/59 (1)	777	768
Homeward Opportunities Fund I			New Residential Mortgage Loan
Trust, Series 2018-1, Class A2,			Trust, Series 2020-NQM1,
CMO, ARM,			Class A1, CMO, ARM,
3.897%, 6/25/48 (1)	298	288	2.464%, 1/26/60 (1)	454	448
Homeward Opportunities Fund I			OBX Trust, Series 2019-EXP2,
Trust, Series 2019-1, Class A1,			Class 2A2, CMO, ARM,
CMO, ARM,			1M USD LIBOR + 1.20%,
3.454%, 1/25/59 (1)	671	645	2.147%, 6/25/59 (1)	170	161
Homeward Opportunities Fund I			OBX Trust, Series 2019-EXP3,
Trust, Series 2019-1, Class A3,			Class 2A1, CMO, ARM,
CMO, ARM,			1M USD LIBOR + 0.90%,
3.606%, 1/25/59 (1)	445	428	1.847%, 10/25/59 (1)	830	786
Homeward Opportunities Fund I			OBX Trust, Series 2020-EXP1,
Trust, Series 2019-3, Class A1,			Class 1A8, CMO, ARM,
CMO, ARM,			3.50%, 2/25/60 (1)	682	664
2.675%, 11/25/59 (1)	644	613	OBX Trust, Series 2020-EXP1,
JPMorgan Mortgage Trust,			Class 2A2, CMO, ARM,
Series 2020-1INV, Class A15,			1M USD LIBOR + 0.95%,
CMO, ARM,			1.897%, 2/25/60 (1)	194	183
3.50%, 8/25/50 (1)	462	477	OBX Trust, Series 2020-INV,
JPMorgan Mortgage Trust,			Class A5, CMO, ARM,
Series 2020-LTV1, Class A4,			3.50%, 12/25/49 (1)	319	325
CMO, ARM,			Sequoia Mortgage Trust, Series
3.50%, 6/25/50 (1)	1,147	1,149	2018-CH1, Class A11, CMO,
MetLife Securitization Trust,			ARM,
Series 2017-1A, Class A,			3.50%, 2/25/48 (1)	467	462
CMO, ARM,			Sequoia Mortgage Trust, Series
3.00%, 4/25/55 (1)	315	312	2018-CH2, Class A21, CMO,
Mill City Mortgage Loan Trust,			ARM,
Series 2016-1, Class A1, CMO,			4.00%, 6/25/48 (1)	284	286
ARM,
2.50%, 4/25/57 (1)	73	72

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Sequoia Mortgage Trust, Series			Structured Agency Credit Risk
2018-CH2, Class A3, CMO,			Debt Notes, Series 2017-
ARM,			HQA1, Class M1, CMO, ARM,
4.00%, 6/25/48 (1)	726	732	1M USD LIBOR + 1.20%,
Sequoia Mortgage Trust, Series			2.147%, 8/25/29	4	4
2018-CH3, Class A19, CMO,			Structured Agency Credit Risk
ARM,			Debt Notes, Series 2017-
4.50%, 8/25/48 (1)	163	164	HQA2, Class M1, CMO, ARM,
Sequoia Mortgage Trust, Series			1M USD LIBOR + 0.80%,
2018-CH4, Class A2, CMO,			1.747%, 12/25/29	31	30
ARM,			Structured Agency Credit Risk
4.00%, 10/25/48 (1)	244	243	Debt Notes, Series 2017-SPI1,
SG Residential Mortgage Trust,			Class M1, CMO, ARM,
Series 2019-3, Class A2, CMO,			3.98%, 9/25/47 (1)	25	24
ARM,			Structured Agency Credit Risk
2.877%, 9/25/59 (1)	612	590	Debt Notes, Series 2018-
Starwood Mortgage Residential			DNA1, Class M1, CMO, ARM,
Trust, Series 2019-1, Class A1,			1M USD LIBOR + 0.45%,
CMO, ARM,			1.397%, 7/25/30	68	67
2.941%, 6/25/49 (1)	551	547	Structured Agency Credit Risk
Starwood Mortgage Residential			Debt Notes, Series 2018-
Trust, Series 2019-1, Class A3,			DNA2, Class M1, CMO, ARM,
CMO, ARM,			1M USD LIBOR + 0.80%,
3.299%, 6/25/49 (1)	380	378	1.747%, 12/25/30 (1)	580	571
Starwood Mortgage Residential			Structured Agency Credit Risk
Trust, Series 2019-IMC1, Class			Debt Notes, Series 2018-
A1, CMO, ARM,			DNA2, Class M2AS, CMO,
3.468%, 2/25/49 (1)	340	338	ARM,
Starwood Mortgage Residential			1M USD LIBOR + 0.95%,
Trust, Series 2019-INV1, Class			1.897%, 12/25/30 (1)	275	275
A1, CMO, ARM,			Structured Agency Credit Risk
2.61%, 9/27/49 (1)	102	98	Debt Notes, Series 2018-
Starwood Mortgage Residential			DNA3, Class M1, CMO, ARM,
Trust, Series 2019-INV1, Class			1M USD LIBOR + 0.75%,
A3, CMO, ARM,			1.697%, 9/25/48 (1)	188	185
2.916%, 9/27/49 (1)	243	232	Structured Agency Credit Risk
Structured Agency Credit Risk			Debt Notes, Series 2018-
Debt Notes, Series 2017-			DNA3, Class M2AS, CMO,
DNA1, Class M1, CMO, ARM,			ARM,
1M USD LIBOR + 1.20%,			1M USD LIBOR + 0.90%,
2.147%, 7/25/29	125	124	1.847%, 9/25/48 (1)	455	455
Structured Agency Credit Risk			Structured Agency Credit Risk
Debt Notes, Series 2017-			Debt Notes, Series 2018-
DNA2, Class M1, CMO, ARM,			HQA2, Class M1, CMO, ARM,
1M USD LIBOR + 1.20%,			1M USD LIBOR + 0.75%,
2.147%, 10/25/29	431	420	1.697%, 10/25/48 (1)	377	367
Structured Agency Credit Risk			Structured Agency Credit Risk
Debt Notes, Series 2017-			Debt Notes, Series 2018-
DNA3, Class M1, CMO, ARM,			HRP2, Class M2, CMO, ARM,
1M USD LIBOR + 0.75%,			1M USD LIBOR + 1.25%,
1.697%, 3/25/30	703	691	2.197%, 2/25/47 (1)	460	436

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2018-SPI2,			Series 2017-4, Class A1, CMO,
Class M1, CMO, ARM,			ARM,
3.811%, 5/25/48 (1)	139	134	2.75%, 6/25/57 (1)	395	383
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2018-SPI3,			Series 2017-6, Class A1, CMO,
Class M1, CMO, ARM,			ARM,
4.148%, 8/25/48 (1)	71	69	2.75%, 10/25/57 (1)	1,197	1,198
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2019-			Series 2018-1, Class A1, CMO,
HQA4, Class M1, CMO, ARM,			ARM,
1M USD LIBOR + 0.77%,			3.00%, 1/25/58 (1)	231	232
1.717%, 11/25/49 (1)	245	237	Towd Point Mortgage Trust,
Structured Agency Credit Risk			Series 2018-2, Class A1, CMO,
Debt Notes, Series 2020-			ARM,
HQA2, Class M1, CMO, ARM,			3.25%, 3/25/58 (1)	1,273	1,287
1M USD LIBOR + 1.10%,			Towd Point Mortgage Trust,
1.911%, 3/25/50 (1)	1,065	1,028	Series 2018-5, Class A1A,
Towd Point Mortgage Trust,			CMO, ARM,
Series 2015-4, Class A1B,			3.25%, 7/25/58 (1)	1,041	1,053
CMO, ARM,			Verus Securitization Trust,
2.75%, 4/25/55 (1)	201	200	Series 2018-1, Class A1, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2015-5, Class A1B,			2.929%, 2/25/48 (1)	94	89
CMO, ARM,			Verus Securitization Trust,
2.75%, 5/25/55 (1)	189	188	Series 2018-2, Class A1, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2016-1, Class A1B,			3.677%, 6/1/58 (1)	458	445
CMO, ARM,			Verus Securitization Trust,
2.75%, 2/25/55 (1)	110	110	Series 2018-2, Class A2, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2016-1, Class A3B,			3.779%, 6/1/58 (1)	121	118
CMO, ARM,			Verus Securitization Trust,
3.00%, 2/25/55 (1)	165	164	Series 2018-2, Class A3, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2016-2, Class A1A,			3.83%, 6/1/58 (1)	77	75
CMO, ARM,			Verus Securitization Trust,
2.75%, 8/25/55 (1)	111	109	Series 2018-3, Class A1, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2017-1, Class A1, CMO,			4.108%, 10/25/58 (1)	600	588
ARM,			Verus Securitization Trust,
2.75%, 10/25/56 (1)	404	404	Series 2019-1, Class A1, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2017-2, Class A1, CMO,			3.836%, 2/25/59 (1)	635	616
ARM,			Verus Securitization Trust,
2.75%, 4/25/57 (1)	249	244	Series 2019-2, Class A1, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2017-3, Class A1, CMO,			3.211%, 5/25/59 (1)	494	483
ARM,			Verus Securitization Trust,
2.75%, 7/25/57 (1)	555	544	Series 2019-3, Class A3, CMO,
			STEP,
			3.04%, 7/25/59 (1)	547	527

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Verus Securitization Trust,			BX Commercial Mortgage Trust,
Series 2019-4, Class A3, CMO,			Series 2020-BXLP, Class C,
STEP,			ARM,
3.00%, 11/25/59 (1)	426	430	1M USD LIBOR + 1.12%,
Verus Securitization Trust,			1.825%, 12/15/36 (1)	505	454
Series 2019-INV1, Class A1,			BX Commercial Mortgage Trust,
CMO, ARM,			Series 2020-BXLP, Class D,
3.402%, 12/25/59 (1)	281	269	ARM,
Verus Securitization Trust,			1M USD LIBOR + 1.25%,
Series 2019-INV1, Class M1,			1.955%, 12/15/36 (1)	485	432
CMO, ARM,			BX Trust, Series 2018-GW, Class
4.034%, 12/25/59 (1)	140	124	A, ARM,
Verus Securitization Trust,			1M USD LIBOR + 0.80%,
Series 2019-INV2, Class A1,			1.505%, 5/15/35 (1)	965	851
CMO, ARM,			CD Commercial Mortgage Trust,
2.913%, 7/25/59 (1)	929	915	Series 2017-CD3, Class A1
Verus Securitization Trust,			1.965%, 2/10/50	71	71
Series 2019-INV2, Class A2,			CGDB Commercial Mortgage
CMO, ARM,			Trust, Series 2019-MOB, Class
3.117%, 7/25/59 (1)	554	545	D, ARM,
Verus Securitization Trust,			1M USD LIBOR + 1.65%,
Series 2019-INV3, Class A3,			2.355%, 11/15/36 (1)	950	773
CMO, ARM,			Commercial Mortgage Trust,
3.10%, 11/25/59 (1)	442	428	Series 2014-CR19, Class D,
Verus Securitization Trust,			ARM,
Series 2020-1, Class A1, CMO,			4.731%, 8/10/47 (1)	250	209
ARM,			Commercial Mortgage Trust,
2.417%, 1/25/60 (1)	1,086	1,042	Series 2014-UBS2, Class B
Verus Securitization Trust,			4.701%, 3/10/47	340	340
Series 2020-1, Class A3, CMO,			Commercial Mortgage Trust,
ARM,			Series 2015-LC23, Class A2
2.724%, 1/25/60 (1)	437	420	3.221%, 10/10/48	1,025	1,026

		46,546	Commercial Mortgage Trust,
			Series 2016-CR28, Class A1
Commercial Mortgage-Backed Securities 3.1%			1.77%, 2/10/49	54	54
BAMLL Commercial Mortgage-			Commercial Mortgage Trust,
Backed Securities Trust,			Series 2020-CBM, Class D,
Series 2018-DSNY, Class A,			ARM,
ARM,			3.633%, 2/10/37 (1)	340	267
1M USD LIBOR + 0.85%,			Credit Suisse Mortgage Capital
1.555%, 9/15/34 (1)	680	578	Certificates, Series 2019-ICE4,
Banc of America Commercial			Class C, ARM,
Mortgage Trust, Series 2017-			1M USD LIBOR + 1.43%,
BNK3, Class A1			2.135%, 5/15/36 (1)	735	669
1.957%, 2/15/50	77	77	Credit Suisse Mortgage Capital
BANK, Series 2019-BN19, Class			Certificates, Series 2019-ICE4,
A1			Class D, ARM,
2.263%, 8/15/61	297	296	1M USD LIBOR + 1.60%,
BANK, Series 2019-BN24, Class			2.305%, 5/15/36 (1)	560	498
A1			Fontainebleau Miami Beach
2.056%, 11/15/62	345	344	Trust, Series 2019-FBLU,
			Class C
			3.75%, 12/10/36 (1)	895	715
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Great Wolf Trust, Series 2019-			New Orleans Hotel Trust, Series
WOLF, Class C, ARM,			2019-HNLA, Class B, ARM,
1M USD LIBOR + 1.633%,			1M USD LIBOR + 1.289%,
2.338%, 12/15/36 (1)	390	339	1.993%, 4/15/32 (1)	1,140	963
GS Mortgage Securities Trust,			RETL, Series 2019-RVP, Class A,
Series 2016-GS3, Class A1			ARM,
1.429%, 10/10/49	35	35	1M USD LIBOR + 1.15%,
InTown Hotel Portfolio Trust,			1.855%, 3/15/36 (1)	135	123
Series 2018-STAY, Class A,			SLIDE, Series 2018-FUN, Class
ARM,			D, ARM,
1M USD LIBOR + 0.70%,			1M USD LIBOR + 1.85%,
1.405%, 1/15/33 (1)	175	159	2.555%, 6/15/31 (1)	552	486
InTown Hotel Portfolio Trust,			Wells Fargo Commercial
Series 2018-STAY, Class C,			Mortgage Trust, Series 2013-
ARM,			LC12, Class A1
1M USD LIBOR + 1.25%,			1.676%, 7/15/46	179	178
1.955%, 1/15/33 (1)	145	127	Wells Fargo Commercial
JPMorgan Chase Commercial			Mortgage Trust, Series 2015-
Mortgage Securities Trust,			NXS2, Class A2
Series 2011-C4, Class A4			3.02%, 7/15/58	181	181
4.388%, 7/15/46 (1)	131	133	WFRBS Commercial Mortgage
JPMorgan Chase Commercial			Trust, Series 2012-C6, Class B
Mortgage Securities Trust,			4.697%, 4/15/45	540	544
Series 2019-BKWD, Class B,
ARM,					13,313
1M USD LIBOR + 1.35%,			Home Equity Loans Backed 0.1%
2.055%, 9/15/29 (1)	1,130	1,037	Citigroup Mortgage Loan Trust,
JPMorgan Chase Commercial			Series 2019-IMC1, Class A1,
Mortgage Securities Trust,			CMO, ARM,
Series 2019-BKWD, Class C,			2.72%, 7/25/49 (1)	505	487
ARM,
1M USD LIBOR + 1.60%,					487
2.305%, 9/15/29 (1)	355	326	Total Non-U. S. Government Mortgage-Backed
Morgan Stanley Bank of America			Securities
Merrill Lynch Trust, Series			(Cost $63,337)		60,346
2014-C18, Class AS, ARM,
4.11%, 10/15/47	265	271
Morgan Stanley Bank of America			U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
Merrill Lynch Trust, Series			SECURITIES 6.3%
2015-C24, Class A1
1.706%, 5/15/48	36	36	U. S. Government Agency Obligations 4.9% (3)
Morgan Stanley Bank of America			Federal Home Loan Mortgage
Merrill Lynch Trust, Series			3.50%, 3/1/46	1,064	1,142
2016-C30, Class A1			5.00%, 12/1/23 - 7/1/25	53	55
1.389%, 9/15/49	89	88	5.50%, 4/1/23 - 10/1/38	20	22
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A1			6.00%, 10/1/21 - 1/1/38	133	153
1.638%, 5/15/48	33	33	7.00%, 3/1/39	108	128
Morgan Stanley Capital I Trust,			7.50%, 6/1/38	118	139
Series 2019-MEAD, Class D			Federal Home Loan Mortgage, ARM
3.177%, 11/10/36 (1)	710	600	12M USD LIBOR + 1.748%,
			3.743%, 2/1/37	5	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

12M USD LIBOR + 1.75%, 3.75%,			12M USD LIBOR + 1.655%,
2/1/35	11	11	4.319%, 8/1/37	4	5
12M USD LIBOR + 1.591%,			12M USD LIBOR + 1.853%,
3.841%, 9/1/35	4	4	4.521%, 8/1/38	11	11
12M USD LIBOR + 1.831%, 3.88%,			12M USD LIBOR + 1.867%,
1/1/37	3	3	4.603%, 5/1/38	15	15
1Y CMT + 2.245%, 3.936%, 1/1/36	12	12	12M USD LIBOR + 1.83%, 4.604%,
12M USD LIBOR + 1.979%,			4/1/38	24	25
4.048%, 11/1/36	3	3	Federal National Mortgage Assn. ,
12M USD LIBOR + 2.083%,			CMO,
4.082%, 2/1/38	15	15	4.00%, 6/25/44	580	600
12M USD LIBOR + 1.625%,			Federal National Mortgage Assn. , UMBS
4.315%, 7/1/38	17	17	3.00%, 1/1/27 - 2/1/35	1,468	1,549
1Y CMT + 2.25%, 4.405%, 10/1/36	3	3	3.50%, 11/1/26 - 2/1/48	1,442	1,526
12M USD LIBOR + 1.726%, 4.48%,			4.00%, 11/1/43 - 12/1/49	2,242	2,403
7/1/35	4	4	4.50%, 11/1/20 - 1/1/50	5,052	5,483
12M USD LIBOR + 1.625%, 4.50%,			5.00%, 5/1/20 - 2/1/49	2,325	2,562
6/1/38	32	32	5.50%, 7/1/20 - 5/1/40	796	896
12M USD LIBOR + 1.733%,			6.00%, 9/1/21 - 2/1/49	1,656	1,903
4.514%, 10/1/36	12	12	6.50%, 7/1/32 - 12/1/32	95	109
12M USD LIBOR + 1.625%,
4.553%, 4/1/37	13	13			21,275
12M USD LIBOR + 1.70%, 4.591%,			U. S. Government Obligations 1.4%
5/1/38	10	10	Government National Mortgage Assn.
12M USD LIBOR + 1.775%, 4.65%,			3.50%, 3/20/43 - 2/20/48	195	209
5/1/37	9	9	4.00%, 2/20/48 - 11/20/49	1,767	1,885
Federal Home Loan Mortgage, CMO
2.00%, 2/15/40	193	197	5.00%, 12/20/34 - 2/20/48	1,907	2,076
4.00%, 11/15/36	113	117	5.50%, 2/20/34 - 3/20/49	1,380	1,538
Federal Home Loan Mortgage, UMBS			Government National Mortgage
3.00%, 11/1/34	333	351	Assn. , CMO, ARM,
			1M USD LIBOR + 0.30%, 1.073%,
4.50%, 3/1/49 - 12/1/49	1,565	1,683	9/20/48	216	214
Federal National Mortgage Assn. , ARM			Government National Mortgage
12M USD LIBOR + 1.34%, 3.34%,			Assn. , TBA,
12/1/35	2	2	4.50%, 4/20/50 (4)	225	239
12M USD LIBOR + 1.569%,
3.692%, 12/1/35	7	7			6,161
12M USD LIBOR + 1.77%, 3.77%,			Total U. S. Government & Agency Mortgage-
12/1/35	1	1	Backed Securities
12M USD LIBOR + 1.892%,			(Cost $26,801)		27,436
3.852%, 12/1/35	2	2

12M USD LIBOR + 1.78%, 3.905%,			U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
1/1/34	7	7	MORTGAGE-BACKED) 11.3%
12M USD LIBOR + 1.788%,
4.102%, 5/1/38	9	9
12M USD LIBOR + 2.04%, 4.119%,			U. S. Treasury Obligations 11.3%
12/1/36	3	3	U. S. Treasury Notes
12M USD LIBOR + 1.604%, 4.15%,			1.50%, 9/15/22	1,780	1,832
7/1/36	15	15	U. S. Treasury Notes
12M USD LIBOR + 1.626%, 4.27%,			1.625%, 12/15/22	2,380	2,465
7/1/35	2	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value	Par/Shares		$ Value
(Amounts in 000s)			(Amounts in 000s)

U. S. Treasury Notes			Syngenta Finance
1.75%, 6/15/22	4,835	4,988	3.698%, 4/24/20 (1)	650	651
U. S. Treasury Notes			Syngenta Finance
1.75%, 7/15/22	9,020	9,312	3.933%, 4/23/21 (1)	385	368

U. S. Treasury Notes					7,872
2.125%, 5/15/22	5,680	5,895
U. S. Treasury Notes			Total Foreign Government Obligations &
2.25%, 4/15/22	6,505	6,759	Municipalities
U. S. Treasury Notes			(Cost $8,516)		8,450
2.375%, 3/15/22 (5)	9,655	10,049
U. S. Treasury Notes			SHORT-TERM INVESTMENTS 2.0%
2.50%, 2/15/22	7,660	7,973

		49,273	Commercial Paper 0.9%

Total U. S. Government Agency Obligations			4 (2) 0.9% (6)
(Excluding Mortgage-Backed)			Boeing,
(Cost $47,820)		49,273	2.185%, 11/16/20	915	881
			Boeing,
FOREIGN GOVERNMENT OBLIGATIONS &			2.343%, 11/4/20	975	941
MUNICIPALITIES 1.9%			Ford Motor Credit,
			2.934%, 8/4/20	430	418
Government Sponsored 0.1%			Ford Motor Credit,
Equate Petrochemical			3.251%, 7/27/20	495	482
3.00%, 3/3/22	600	578	Syngenta Wilmington,
			2.368%, 6/25/20	1,140	1,132
		578
					3,854
Owned No Guarantee 1.8%
Axiata
3.466%, 11/19/20	475	476	Money Market Funds 1.1%
Banco Del Estado De Chile			T. Rowe Price Government Reserve
2.704%, 1/9/25 (1)	360	337	Fund, 0.95% (7)(8)	4,704	4,704
CNAC HK Finbridge
3.00%, 7/19/20	570	569			4,704
CNAC HK Finbridge
4.125%, 3/14/21	535	538	Total Short-Term Investments
Eastern Creation II Investment			(Cost $8,618)		8,558
Holdings
2.75%, 9/26/20	940	940
Saudi Arabian Oil			Total Investments in Securities 100.3%
2.75%, 4/16/22 (1)	1,155	1,132
Shanghai Electric Group Global			(Cost $445,528)		$436,535
Investment			Other Assets Less Liabilities (0.3)%		(1,431)
2.65%, 11/21/24	1,350	1,375	Net Assets 100%		$435,104
State Grid Overseas Investment
2.25%, 5/4/20 (1)	1,485	1,486

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $151,147 and represents 34.7% of net assets.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $239 and represents
0.1% of net assets.
(5)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $3,854 and represents 0.9% of net assets.
(7)	Seven-day yield
(8)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

(Amounts In 000s, except Market Price)
SWAPS 0.0%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills,
3.15%, 12/15/21), Pay 1.00% Quarterly, Receive Upon credit default,
12/20/24	417	(14)	(12)	(2)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group,
4.45%, 8/15/20), Pay 1.00% Monthly, Receive Upon credit default,
12/20/24	1,250	(31)	(38)	7
Citibank, Protection Bought (Relevant Credit: General Mills, 3.15%,
12/15/21), Pay 1.00% Quarterly, Receive Upon credit default, 12/20/24	596	(20)	(18)	(2)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills,
3.15%, 12/15/21), Pay 1.00% Monthly, Receive Upon credit default,
12/20/24	595	(20)	(18)	(2)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills,
3.15%, 12/15/21), Pay 1.00% Quarterly, Receive Upon credit default,
12/20/24	625	(21)	(19)	(2)

Total Credit Default Swaps, Protection Bought			(105)	(1)

Credit Default Swaps, Protection Sold (0.0)%
Bank of America, Protection Sold (Relevant Credit: Boeing, 8.75%,
8/15/21 , $101.29*), Receive 1.00% Quarterly, Pay Upon credit default,
12/20/21	2,300	(133)	22	(155)
Barclays Bank, Protection Sold (Relevant Credit: AT&T, 3.80%, 2/15/27,
$104.37 *), Receive 1.00% Quarterly, Pay Upon credit default, 6/20/25	1,500	(84)	(88)	4
Barclays Bank, Protection Sold (Relevant Credit: General Electric, 2.70%,
10/09/22 , $97.06*), Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	1,370	(3)	6	(9)
Barclays Bank, Protection Sold (Relevant Credit: Verizon
Communications, 4.13%, 3/16/27, $110.41*), Receive 1.00% Quarterly,
Pay Upon credit default, 6/20/25	1,500	(15)	(17)	2
BNP Paribas, Protection Sold (Relevant Credit: Williams, 4.55%, 6/24/24,
$88.50 *), Receive 1.00% Quarterly, Pay Upon credit default, 6/20/25	1,470	(128)	(116)	(12)
Citibank, Protection Sold (Relevant Credit: Devon Energy, 7.95%, 4/15/32,
$99.61 *), Receive 1.00% Quarterly, Pay Upon credit default, 12/20/24	165	(22)	(1)	(21)
Goldman Sachs, Protection Sold (Relevant Credit: General Electric,
2.70%, 10/09/22, $97.06*), Receive 1.00% Monthly, Pay Upon credit
default, 12/20/20	1,130	(2)	5	(7)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) **	$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32 , $99.61*), Receive 1.00% Quarterly, Pay Upon credit default,
12/20/24	140	(18)	(1)	(17)
Total Credit Default Swaps, Protection Sold			(190)	(215)

Total Bilateral Swaps			(295)	(216)

	Notional		Initial	Unrealized $
Description	Amount	$ Value	$ Value	Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Markit CDX. NA. IG-S33, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	2,289	(8)	(18)	10
Total Credit Default Swaps, Protection Sold			(18)	10
Total Centrally Cleared Swaps			(18)	10
Net payments (receipts) of variation margin to date				—
Variation margin receivable (payable) on centrally cleared swaps				10

*Market Price at March 31, 2020.
** Includes interest purchased or sold but not yet collected of $1.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

FUTURES CONTRACTS

($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 96 U. S. Treasury Notes five year contracts	6/20	(12,034) $	(395)
Short, 97 U. S. Treasury Notes ten year contracts	6/20	(13,453)	(431)
Long, 684 U. S. Treasury Notes two year contracts	6/20	150,742	2,199

Net payments (receipts) of variation margin to date			(1,376)
Variation margin receivable (payable) on open futures contracts			$(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$20+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government Reserve Fund	$7,254	¤	¤ $	4,704^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,704.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	427,977$	— $	427,977
Short-Term Investments		4,704	3,854	—	8,558
Total Securities		4,704	431,831	—	436,535
Swaps		—	10	—	10
Total		$4,704$	431,841$	— $	436,545
Liabilities
Swaps	$	— $	511$	— $	511
Futures Contracts		3	—	—	3
Total		$3$	511$	— $	514

[1] Includes Corporate Bonds, Asset-Backed Securities, Non-U. S. Government Mortgage-Backed Securities,
U. S. Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities.